FINANCIAL INSTRUMENTS - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Note payable to related parties – Former SAE common stockholders:
Beginning balance	$ 11,775	$ 12,406
Realized loss		5,094
Repayment of notes		(17,500)
Unrealized loss	631
Ending balance	12,406	0
Significant Unobservable Inputs (Level 3)
Note payable to related parties – Former SAE common stockholders:
Beginning balance	11,775	12,406
Realized loss		5,094
Repayment of notes		(17,500)
Unrealized loss	631
Ending balance	$ 12,406	$ 0